Taxes (Details) ¥ in Millions			1 Months Ended				12 Months Ended				24 Months Ended
	Mar. 26, 2023 CNY (¥)	Mar. 14, 2022 CNY (¥)	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2018	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022	Sep. 30, 2024 USD ($)
Taxes [Line Items]
Assessable profits amount (in Dollars) | $								$ 2,000,000
Income tax rate			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Taxable income net (in Yuan Renminbi) | ¥	¥ 3	¥ 3					¥ 1
Enterprise income tax							5.00%	5.00%			2.50%
Income taxes (in Dollars) | $									$ 374,530	$ 270,220		$ 651,510
Deferred tax assets percentage							100.00%	100.00%
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate							10.00%	10.00%
Minimum [Member]
Taxes [Line Items]
Taxable income net (in Yuan Renminbi) | ¥							¥ 1
Maximum [Member]
Taxes [Line Items]
Taxable income net (in Yuan Renminbi) | ¥							¥ 3
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate							25.00%	25.00%
Hong Kong [Member]
Taxes [Line Items]
Profits tax at a rate							8.25%	8.25%
Assessable profits amount (in Dollars) | $								$ 2,000,000
Assessable profits percentage							16.50%	16.50%
Zhongjin Jing’ao [Member] | Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate							5.00%	5.00%
Changzhou Zhongjin [Member]
Taxes [Line Items]
Income tax rate							15.00%	15.00%	15.00%	15.00%
Taizhou Zhongjin [Member]
Taxes [Line Items]
Income tax rate							25.00%	25.00%	25.00%	25.00%
Zhongjin Jing’ao [Member]
Taxes [Line Items]
Income tax rate							5.00%	5.00%	5.00%	5.00%